UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.
(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2009
Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

Mortgage Pass-Through Securities (62.2%) (2)
Federal Home Loan Mortgage Corporation (16.9%):
Par ($)	Coupon	Maturity	Fair Value ($)(1)
26,811	5.50%	8/1/2017	28,233
211,859	5.50%	3/1/2033	222,937
196,182	6.38%	12/1/2026	209,976
71,173	6.38%	8/1/2027	76,852
88,026	6.38%	12/1/2027	95,050
333,910	6.50%	8/1/2029	357,701
116,771	7.00%	2/1/2016	122,240
230,909	7.00%	1/1/2033	254,091
4,940,514	7.00%	5/1/2035	5,461,303
5,844,096	7.00%	1/1/2036	6,419,176
5,567,893	7.00%	12/1/2036	6,236,040
236,057	7.38%	12/17/2024	263,566
848,584	7.50%	9/1/2026	935,217
112,038	7.50%	7/1/2027	126,142
1,123,750	7.50%	7/1/2027	1,258,043
59,257	7.50%	7/1/2030	65,757
320,299	7.50%	1/1/2031	345,255
680,585	7.50%	7/1/2031	742,537
5,106,644	7.50%	10/1/2031	5,777,061
3,484,405	7.50%	10/1/2031	3,801,584
4,002,182	7.50%	4/1/2032	4,366,492
313,238	7.50%	5/1/2032	351,700
657,064	7.50%	5/1/2032	737,745
363,316	7.50%	5/1/2032	407,538
423,224	7.50%	5/1/2032	474,737
3,391,875	7.50%	7/1/2032	3,812,376
1,426,711	7.50%	12/1/2032	1,556,582
2,584,502	7.50%	12/1/2032	2,906,933
1,597,333	7.50%	1/1/2033	1,796,609
3,476,841	7.50%	4/1/2034	3,907,268
12,217,074	7.50%	7/1/2034	13,741,223
757,130	7.50%	7/1/2034	852,838
7,694,533	7.50%	11/1/2034	8,669,661
2,860,947	7.50%	11/1/2034	3,223,515
1,534,216	7.50%	12/1/2034	1,746,129
340,236	7.50%	6/1/2035	383,354
2,965,490	7.50%	11/1/2036	3,341,307
1,981,742	7.50%	11/1/2036	2,232,889
868,285	7.50%	12/1/2036	990,930
59,389	7.95%	10/1/2025	67,558
67,485	7.95%	10/1/2025	77,283
45,900	7.95%	11/1/2025	52,565
16,320	8.00%	5/1/2017	17,733
18,722	8.00%	12/1/2026	21,395
1,644,751	8.00%	2/1/2032	1,889,333
1,664,063	8.00%	1/1/2037	1,911,593
38,911	8.25%	12/1/2017	42,924
267,907	8.50%	5/1/2016	301,842
2,966	8.50%	1/1/2017	3,292
22,111	8.50%	3/1/2017	24,540
61,154	8.50%	4/1/2017	66,662
18,609	8.50%	5/1/2017	20,653
45,900	8.50%	10/1/2019	52,395
34,680	8.50%	7/1/2021	39,588
1,197,643	8.50%	5/1/2025	1,373,168
917,675	8.50%	6/20/2027	1,053,897
256,180	8.50%	12/1/2029	280,005
184,092	8.50%	2/1/2031	201,212
494,029	8.50%	3/1/2031	572,048
1,358,326	8.50%	8/1/2036	1,572,235
65,565	9.00%	11/1/2015	76,186
5,549	9.00%	5/1/2016	6,448
27,261	9.00%	10/1/2016	29,859
11,221	9.00%	1/1/2017	12,441
12,498	9.00%	6/1/2017	13,903
9,013	9.00%	7/1/2021	10,339
7,895	9.00%	10/1/2021	8,365

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

166,576	9.00%	11/1/2025	191,996
946,102	9.00%	3/20/2027	1,052,715
1,438,545	9.00%	4/1/2031	1,666,275
1,631,596	9.00%	5/1/2031	1,871,689
1,219,976	9.00%	11/1/2036	1,412,773
18,295	9.25%	6/1/2016	20,440
5,812	9.25%	3/1/2017	6,493
56,878	9.25%	2/1/2018	60,149
40,780	9.25%	3/1/2019	44,038
31,229	9.25%	3/1/2019	31,471
8,350	9.50%	6/1/2016	9,378
3,295	9.50%	7/1/2016	3,701
16,792	9.50%	10/1/2016	18,860
38,576	9.50%	4/1/2018	44,001
157,381	9.50%	6/17/2019	175,313
691,424	9.50%	12/17/2021	784,156
35,704	9.75%	12/1/2016	37,843
108,917	9.75%	12/1/2017	119,651
125,855	10.00%	9/1/2020	141,598
1,089,832	10.00%	3/1/2021	1,237,921
566,335	10.00%	3/15/2025	614,822
931,267	10.00%	3/17/2025	1,035,909
859,921	10.00%	7/1/2030	980,453
22,838	10.25%	2/1/2017	22,975
18,668	10.50%	10/1/2013	20,572
2,216	10.50%	5/1/2014	2,229
167,473	10.50%	6/1/2019	187,147
7,782	11.00%	6/1/2015	8,533
824,534	11.00%	9/17/2016	909,571
341,765	11.00%	8/15/2020	377,014
2,306	11.25%	8/1/2011	2,653
12,451	13.00%	5/1/2017	14,902
			111,205,290

Federal National Mortgage Association (32.9%):
Par ($)	Coupon	Maturity	Fair Value ($)(1)
73,162	5.76%	3/1/2033	77,546
1,189,710	6.00%	9/1/2037	1,265,926
599,264	6.15%	8/1/2036	640,523
564,257	6.20%	11/1/2027	608,829
13,964	6.24%	3/1/2019	14,728
81,323	6.49%	2/1/2032	87,860
67,963	6.49%	4/1/2032	73,427
1,669,987	6.50%	8/1/2036	1,792,105
4,996,857	6.50%	8/1/2037	5,356,787
1,429,884	6.74%	12/1/2015	1,609,280
40,536	6.91%	11/1/2026	45,160
166,214	6.91%	8/1/2027	185,176
280,181	6.95%	8/1/2021	288,643
10,052	7.00%	2/1/2017	11,185
533,433	7.00%	6/1/2017	580,447
518,360	7.00%	9/1/2021	556,806
1,534,686	7.00%	6/1/2022	1,698,927
381,669	7.00%	6/1/2022	409,691
1,038,212	7.00%	1/1/2024	1,115,215
87,426	7.00%	8/1/2027	96,961
1,069,567	7.00%	11/1/2029	1,184,791
246,284	7.00%	1/1/2031	272,816
228,259	7.00%	2/1/2032	250,359
931,467	7.00%	3/1/2032	1,046,341
955,106	7.00%	4/1/2032	1,054,074
748,847	7.00%	5/1/2032	826,442
249,795	7.00%	6/1/2032	280,719
1,750,489	7.00%	6/1/2032	1,919,977
74,712	7.00%	11/1/2032	82,110
646,813	7.00%	7/1/2033	715,800
882,383	7.00%	12/1/2033	991,294
343,304	7.00%	4/1/2034	376,544
923,641	7.00%	1/1/2035	1,017,201
14,505,060	7.00%	1/1/2035	16,158,406

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

694,494	7.00%	3/1/2036	770,048
1,594,572	7.00%	4/1/2037	1,749,593
648,317	7.00%	9/1/2037	715,495
4,565,308	7.00%	10/1/2038	5,006,787
2,904,839	7.00%	10/1/2038	3,221,063
723,460	7.45%	6/1/2016	771,037
316,224	7.50%	11/1/2012	337,090
385,648	7.50%	6/1/2022	436,075
435,737	7.50%	8/1/2022	492,350
1,079,432	7.50%	10/1/2022	1,184,788
772,631	7.50%	12/1/2022	830,664
1,297,464	7.50%	3/1/2023	1,394,918
397,754	7.50%	9/1/2023	436,576
397,101	7.50%	12/1/2023	446,127
1,172,167	7.50%	2/1/2024	1,316,752
1,198,460	7.50%	5/1/2024	1,346,288
400,770	7.50%	5/1/2026	438,264
25,015	7.50%	9/1/2027	27,885
466,380	7.50%	9/1/2027	525,300
1,051,188	7.50%	10/1/2028	1,185,266
103,096	7.50%	7/1/2029	113,158
1,574,863	7.50%	9/1/2029	1,775,736
1,899,621	7.50%	10/1/2029	2,140,935
38,574	7.50%	11/1/2029	43,368
263,261	7.50%	11/1/2029	297,016
72,770	7.50%	2/1/2030	79,873
122,667	7.50%	8/1/2030	137,914
833,476	7.50%	12/1/2030	940,106
332,615	7.50%	1/1/2031	375,263
59,400	7.50%	6/1/2031	65,044
227,483	7.50%	8/1/2031	249,686
2,262,950	7.50%	10/1/2031	2,552,459
2,769,580	7.50%	11/1/2031	3,125,234
105,475	7.50%	3/1/2032	119,030
787,636	7.50%	4/1/2032	863,348
1,046,029	7.50%	4/1/2032	1,180,149
385,473	7.50%	6/1/2032	435,000
129,032	7.50%	6/1/2032	145,490
1,365,138	7.50%	7/1/2032	1,498,381
75,830	7.50%	8/1/2032	83,166
395,678	7.50%	9/1/2032	444,860
53,382	7.50%	9/1/2032	58,540
1,260,884	7.50%	12/1/2032	1,422,552
3,188,162	7.50%	12/1/2032	3,596,942
1,375,533	7.50%	1/1/2033	1,509,790
1,063,564	7.50%	1/1/2033	1,199,932
3,172,419	7.50%	1/1/2033	3,578,280
1,432,965	7.50%	4/1/2033	1,572,828
2,753,308	7.50%	12/1/2033	3,106,332
632,683	7.50%	1/1/2034	713,381
2,502,475	7.50%	1/1/2034	2,823,338
273,883	7.50%	9/1/2034	299,075
164,588	7.50%	12/1/2034	180,652
6,969,478	7.50%	12/15/2034	7,861,113
2,719,106	7.50%	1/1/2035	3,066,972
1,643,964	7.50%	7/1/2035	1,842,129
3,191,794	7.50%	9/1/2035	3,633,202
1,169,499	7.50%	11/1/2035	1,310,471
3,389,181	7.50%	1/1/2036	3,719,979
791,194	7.50%	9/1/2036	879,702
1,636,857	7.50%	5/1/2037	1,799,372
646,776	7.50%	5/1/2037	710,992
8,361,649	7.50%	10/1/2037	9,297,032
1,671,795	7.50%	10/1/2037	1,837,780
3,462,597	7.50%	11/1/2037	3,806,382
3,252,759	7.50%	2/1/2038	3,575,710
211,711	7.62%	12/1/2016	227,046
449,819	7.95%	9/15/2020	503,570
36,980	8.00%	4/1/2016	39,768
1,435,276	8.00%	6/1/2031	1,646,726

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

543,173	8.00%	1/1/2032	631,338
1,621,591	8.00%	2/1/2033	1,861,377
3,288,034	8.00%	9/1/2033	3,810,827
4,463,549	8.00%	8/1/2034	5,123,578
5,525,295	8.00%	11/1/2037	6,076,588
4,402,719	8.00%	3/1/2038	4,842,005
688,379	8.17%	11/15/2031	791,287
36,741	8.25%	4/1/2022	40,002
351,908	8.33%	7/15/2020	403,850
195,168	8.38%	7/20/2028	218,884
1,644,160	8.45%	5/31/2035	1,906,899
186,773	8.50%	9/1/2012	201,705
77,928	8.50%	9/1/2013	80,570
284,242	8.50%	2/1/2016	319,402
15,834	8.50%	9/1/2017	16,779
76,956	8.50%	8/1/2018	84,340
21,689	8.50%	7/1/2022	24,663
67,756	8.50%	7/1/2026	74,543
718,638	8.50%	11/1/2026	827,066
412,673	8.50%	10/1/2028	474,687
215,257	8.50%	11/1/2028	247,914
438,449	8.50%	12/1/2028	504,602
584,529	8.50%	4/1/2029	673,577
1,161,943	8.50%	10/1/2029	1,339,501
857,015	8.50%	10/1/2029	942,863
437,541	8.50%	4/1/2030	504,548
94,189	8.50%	6/1/2030	107,746
580,182	8.50%	7/1/2030	669,161
567,575	8.50%	7/1/2030	654,041
412,510	8.50%	8/1/2030	475,774
61,502	8.50%	11/1/2030	67,593
10,278	8.50%	1/1/2031	11,296
1,707,669	8.50%	4/1/2032	1,968,620
73,731	8.50%	5/1/2032	84,719
1,861,310	8.50%	1/1/2037	2,125,915
421,176	8.50%	8/1/2037	462,179
7,857,054	8.50%	12/1/2037	9,057,699
157,670	8.52%	9/15/2030	180,085
315,872	8.71%	7/20/2030	357,700
67,379	8.87%	12/15/2025	77,408
1,392	9.00%	3/1/2011	1,406
7,965	9.00%	9/1/2017	8,885
12,520	9.00%	10/1/2019	13,839
23,107	9.00%	12/15/2019	25,601
96,663	9.00%	6/15/2025	107,659
579,313	9.00%	6/1/2030	671,237
540,056	9.00%	7/1/2030	621,178
413,402	9.00%	10/1/2030	475,068
522,674	9.00%	2/1/2031	605,407
28,330	9.00%	7/1/2031	31,814
284,981	9.00%	10/1/2031	330,090
4,245,971	9.00%	3/1/2032	4,883,354
441,554	9.00%	8/1/2037	486,338
964,118	9.00%	1/1/2038	1,063,497
863,499	9.00%	2/1/2038	951,079
41,353	9.25%	10/1/2016	45,673
89,290	9.25%	2/1/2017	98,397
152,775	9.34%	8/20/2027	176,233
18,830	9.50%	11/1/2018	21,427
40,492	9.50%	5/1/2019	46,549
39,815	9.50%	10/1/2019	43,896
448,053	9.50%	3/1/2020	501,259
572,485	9.50%	7/1/2020	658,751
66,928	9.50%	9/1/2020	76,733
58,996	9.50%	10/15/2020	66,529
17,835	9.50%	12/15/2020	19,761
63,630	9.50%	12/15/2020	71,755
14,659	9.50%	3/1/2021	16,410
21,898	9.50%	4/15/2021	25,005
149,343	9.50%	8/1/2024	171,611

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

93,300	9.50%	12/1/2024	107,411
114,505	9.50%	5/1/2027	132,818
1,041,909	9.50%	5/1/2029	1,150,612
82,332	9.50%	1/1/2030	91,161
476,984	9.50%	4/1/2030	557,612
1,685,883	9.50%	8/1/2031	1,861,773
592,019	9.55%	8/20/2025	654,108
44,632	9.75%	1/15/2013	48,192
88,521	9.75%	10/1/2021	96,366
147,308	9.75%	4/1/2025	161,018
47,041	10.00%	7/1/2013	51,669
198,249	10.00%	2/1/2015	215,902
329,181	10.00%	3/1/2015	360,741
16,125	10.00%	11/1/2016	17,514
35,061	10.00%	9/1/2019	39,205
14,178	10.00%	11/1/2020	16,189
10,775	10.00%	1/1/2021	12,262
73,038	10.00%	1/1/2024	82,257
189,470	10.00%	2/1/2028	215,721
688,628	10.00%	6/1/2030	770,015
190,255	10.00%	10/1/2030	216,493
203,099	10.18%	7/1/2020	224,699
194,061	10.19%	7/15/2020	215,541
74,222	10.25%	8/15/2013	80,143
19,614	10.50%	5/1/2015	22,942
113,091	10.50%	1/1/2016	125,325
26,042	10.50%	12/1/2017	28,572
27,940	10.50%	4/1/2022	31,212
185,410	10.50%	6/1/2028	210,984
323	11.00%	8/1/2015	332
15,010	11.00%	4/1/2017	16,957
146,072	11.27%	8/15/2020	164,076
64,782	11.75%	12/15/2026	73,031
			216,501,891

Government National Mortgage Association (12.4%) :
Par ($)	Coupon	Maturity	Fair Value ($)(1)
1,309,914	5.45%	7/15/2027	1,356,088
321,214	5.50%	9/15/2025	342,040
3,791,881	5.61%	11/15/2034	3,907,988
127,690	5.76%	3/20/2033	135,724
78,449	5.76%	3/20/2033	83,385
104,043	5.76%	3/20/2033	110,589
109,946	5.76%	5/20/2033	116,864
88,440	5.76%	6/20/2033	94,004
102,585	5.76%	6/20/2033	109,039
56,581	6.00%	9/15/2018	60,236
78,718	6.05%	3/20/2033	83,775
4,320,958	6.09%	7/15/2041	4,445,241
92,130	6.25%	5/15/2013	97,082
294,419	6.25%	12/15/2023	313,633
142,212	6.25%	1/15/2024	152,354
87,754	6.38%	12/15/2027	94,340
276,084	6.38%	4/15/2028	297,453
129,803	6.49%	11/20/2031	140,567
44,714	6.49%	12/20/2031	48,422
164,378	6.49%	4/20/2032	177,253
71,138	6.49%	6/20/2032	76,709
84,321	6.49%	12/20/2032	90,925
1,235,774	6.50%	3/20/2034	1,320,107
486,828	6.50%	7/20/2038	511,611
35,893	6.57%	9/20/2032	39,241
80,327	6.57%	3/20/2033	87,401
57,302	6.75%	9/15/2015	62,239
272,060	6.75%	8/15/2028	300,489
85,192	6.75%	6/15/2029	94,144
326,100	6.91%	7/20/2026	360,170
693,339	6.91%	2/20/2027	766,206
3,151,297	6.93%	9/15/2039	3,148,960
61,256	6.93%	2/20/2025	67,650

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

20,558	7.00%	9/20/2016	22,271
335,109	7.00%	5/20/2029	371,969
505,494	7.00%	7/15/2029	562,672
4,009,254	7.00%	9/15/2031	4,362,449
921,047	7.00%	2/15/2032	1,020,346
240,452	7.00%	7/15/2034	261,635
142,248	7.00%	10/15/2034	156,220
354,558	7.00%	8/20/2036	384,687
561,348	7.00%	9/20/2036	609,049
658,377	7.00%	6/20/2038	705,060
1,014,824	7.00%	12/20/2038	1,086,782
887,163	7.00%	2/20/2039	962,550
169,167	7.02%	4/20/2026	186,936
15,013	7.05%	2/15/2023	16,691
88,012	7.05%	9/20/2026	97,339
72,446	7.05%	11/20/2026	80,124
56,337	7.05%	1/20/2027	62,318
92,659	7.05%	4/20/2027	102,496
934,709	7.10%	5/20/2025	1,036,312
36,240	7.15%	12/20/2026	40,195
70,432	7.15%	3/20/2027	78,139
228,981	7.15%	4/20/2027	254,039
1,139	7.25%	8/15/2010	1,164
123,177	7.25%	5/15/2029	137,682
104,383	7.25%	6/15/2029	116,904
1,938,496	7.25%	8/15/2043	2,087,566
55,715	7.27%	7/20/2022	61,992
57,756	7.38%	1/15/2029	64,792
25,311	7.50%	5/15/2016	27,771
667,986	7.50%	8/15/2023	751,917
442,788	7.50%	11/15/2023	498,423
1,207,650	7.50%	12/15/2023	1,357,867
1,733,611	7.50%	12/15/2023	1,948,721
621,898	7.50%	11/15/2025	699,670
212,719	7.50%	5/15/2027	231,437
218,242	7.50%	8/15/2027	237,446
497,019	7.50%	8/15/2027	559,154
396,589	7.50%	11/15/2027	446,169
4,128,913	7.50%	12/15/2029	4,650,025
211,832	7.50%	2/20/2031	229,611
116,146	7.50%	3/20/2031	125,894
179,964	7.50%	5/20/2031	195,069
480,950	7.50%	4/15/2034	543,516
67,379	7.50%	6/15/2036	73,902
1,821,777	7.50%	10/15/2036	2,067,757
6,529,044	7.50%	10/15/2037	7,111,968
939,758	7.50%	1/20/2038	1,018,636
869,315	7.50%	3/15/2039	945,809
63,867	7.55%	10/20/2022	72,047
2,716,939	7.60%	12/15/2033	2,916,968
90,123	7.63%	10/15/2029	102,433
98,956	7.63%	12/15/2029	112,472
5,689	7.65%	10/20/2021	6,422
72,908	7.65%	7/20/2022	82,467
124,926	7.75%	6/15/2020	141,284
138,215	7.75%	7/15/2020	156,313
60,321	7.75%	8/15/2020	68,220
108,057	7.75%	8/15/2020	122,206
59,976	7.75%	11/15/2020	67,829
38,819	7.90%	1/20/2021	44,117
18,347	7.90%	1/20/2021	20,851
76,207	7.95%	2/15/2020	86,634
39,382	7.95%	5/20/2025	44,916
109,996	7.95%	7/20/2025	125,452
45,121	7.95%	8/20/2025	51,461
150,748	7.95%	9/20/2025	171,930
22,251	7.95%	10/20/2025	25,377
35,023	7.95%	10/20/2025	39,945
29,595	7.95%	10/20/2025	33,753
40,578	7.95%	1/20/2026	46,320

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

62,097	7.95%	1/20/2026	70,883
82,169	7.95%	4/20/2026	93,796
19,070	7.95%	6/20/2026	21,768
31,835	7.95%	9/20/2026	36,340
24,807	7.95%	11/20/2026	28,317
33,279	7.95%	12/20/2026	37,988
43,417	7.95%	3/20/2027	49,599
28,294	7.99%	2/20/2021	32,233
52,465	7.99%	4/20/2021	59,768
103,137	7.99%	7/20/2021	117,494
21,294	7.99%	9/20/2021	24,258
85,324	7.99%	10/20/2021	97,202
141,313	7.99%	1/20/2022	161,302
193,105	7.99%	6/20/2022	220,420
8,245	8.00%	10/15/2012	8,948
195,950	8.00%	10/15/2014	211,411
40,087	8.00%	5/15/2016	44,611
120,473	8.00%	6/15/2016	134,070
42,302	8.00%	9/15/2016	47,076
1,675,603	8.00%	7/15/2029	1,922,394
1,183,916	8.00%	2/15/2031	1,288,801
2,561,194	8.00%	4/15/2031	2,788,095
1,342,108	8.00%	6/20/2031	1,455,596
3,115,694	8.00%	9/15/2031	3,584,619
173,837	8.10%	5/20/2019	194,908
18,160	8.10%	6/20/2019	20,362
58,393	8.10%	7/20/2019	65,471
111,891	8.10%	9/20/2019	125,453
22,022	8.10%	9/20/2019	24,691
21,057	8.10%	10/20/2019	23,610
24,254	8.10%	1/20/2020	27,297
26,335	8.10%	7/20/2020	29,638
30,902	8.25%	12/15/2011	32,903
4,910	8.25%	1/15/2012	5,341
26,862	8.25%	8/15/2015	29,507
287,860	8.25%	4/15/2019	325,070
94,386	8.25%	2/15/2020	107,010
4,748	8.25%	4/15/2027	5,451
36,385	8.38%	10/15/2019	41,205
84,586	8.40%	2/15/2019	95,859
96,309	8.40%	6/15/2019	109,145
47,888	8.40%	2/15/2020	54,499
5,954	8.50%	12/15/2011	6,351
30,373	8.50%	1/15/2012	33,128
38,513	8.50%	4/15/2015	42,494
121,281	8.50%	9/15/2016	133,766
29,023	8.50%	1/15/2017	32,654
67,672	8.50%	12/15/2021	77,541
52,970	8.50%	12/15/2021	61,619
7,439	8.50%	7/20/2022	8,513
64,376	8.50%	10/20/2022	73,672
28,268	8.50%	9/20/2024	32,460
62,713	8.50%	3/20/2025	72,105
129,938	8.50%	12/20/2026	149,609
25,322	8.50%	8/15/2030	29,339
1,987,544	8.50%	7/15/2032	2,302,011
40,839	8.60%	6/15/2018	45,802
34,071	8.63%	10/15/2018	37,805
8,413	8.75%	6/15/2011	9,044
59,565	8.75%	11/15/2011	64,038
6,974	8.75%	12/15/2011	7,498
13,743	9.00%	5/15/2011	14,802
13,517	9.00%	5/15/2011	14,558
15,664	9.00%	6/15/2011	16,870
17,762	9.00%	7/15/2011	19,130
21,493	9.00%	8/15/2011	23,148
6,805	9.00%	8/15/2011	7,239
17,695	9.00%	9/15/2011	19,057
26,794	9.00%	9/15/2011	28,858
13,679	9.00%	9/15/2011	14,732

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

16,166	9.00%	10/15/2011	17,411
68,334	9.00%	7/15/2015	75,638
24,680	9.00%	8/15/2015	27,318
255,417	9.00%	12/15/2016	284,175
22,609	9.00%	1/15/2017	25,669
167,955	9.00%	7/15/2017	190,687
166,382	9.00%	11/15/2024	188,944
83,423	9.00%	4/15/2026	96,006
19,219	9.10%	5/15/2018	21,746
2,186	9.25%	4/15/2010	2,298
4,854	9.25%	11/15/2010	5,103
20,509	9.25%	11/15/2011	22,198
3,001	9.50%	8/15/2010	3,158
5,245	9.50%	11/15/2010	5,518
3,311	9.50%	1/15/2011	3,590
19,890	9.50%	3/15/2011	21,566
11,197	9.50%	3/20/2016	12,405
33,662	9.50%	11/20/2016	37,294
1,577	9.50%	12/20/2017	1,776
2,741	9.50%	4/20/2018	3,119
1,206	9.50%	5/20/2018	1,372
26,194	9.50%	6/20/2018	29,809
26,017	9.50%	7/20/2018	29,608
15,286	9.50%	8/20/2018	17,396
31,309	9.50%	9/20/2018	35,630
36,665	9.50%	9/20/2018	41,726
10,474	9.50%	9/20/2018	11,920
16,316	9.50%	8/20/2019	18,651
2,209	9.50%	10/20/2019	2,526
15,282	9.75%	8/15/2010	16,075
6,098	9.75%	11/15/2010	6,414
18,038	9.75%	12/15/2010	18,974
17,015	9.75%	1/15/2011	18,455
17,880	9.75%	1/15/2011	19,392
10,213	9.75%	10/15/2012	11,275
4,752	9.75%	10/15/2012	5,246
4,670	9.75%	11/15/2012	5,155
13,599	9.75%	11/15/2012	15,012
6,708	9.75%	11/15/2012	7,405
7,545	9.75%	11/15/2012	8,329
271	10.00%	6/15/2010	285
10,065	10.00%	6/15/2010	10,596
2,471	10.00%	7/15/2010	2,601
1,716	10.00%	7/15/2010	1,807
2,509	10.00%	11/15/2010	2,641
24,415	10.00%	3/20/2016	26,533
12,930	10.00%	11/15/2017	14,325
27,137	10.00%	2/15/2019	30,920
14,292	10.00%	2/20/2019	16,226
13,797	10.00%	3/20/2019	15,664
9,946	10.00%	5/20/2019	11,291
119,538	10.00%	10/15/2019	139,113
28,250	10.00%	12/15/2020	32,208
62,831	10.00%	6/15/2021	71,825
1,817	10.25%	11/15/2011	1,953
8,985	10.25%	1/15/2012	9,796
3,738	10.25%	7/15/2012	4,075
7,073	10.50%	9/15/2015	7,819
395	10.50%	8/20/2017	393
12,897	10.50%	11/15/2018	14,399
23,345	10.50%	6/15/2019	26,147
129,865	10.50%	2/15/2020	144,699
295,068	10.50%	12/15/2020	325,567
119,671	10.50%	8/15/2021	135,157
26	10.75%	1/15/2010	28
222	10.75%	7/15/2011	239
3,357	11.25%	9/15/2010	3,520
3,584	11.25%	3/15/2011	3,877
9,370	11.25%	4/15/2011	10,133
1,868	11.25%	5/15/2011	2,020

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

7,969	11.25%	7/15/2011	8,618
1,937	11.25%	7/15/2011	2,095
2,542	11.25%	10/15/2011	2,749
34,261	11.50%	8/15/2018	37,342
			81,997,389

Total mortgage pass-through securities			409,704,570
(cost: $400,586,170)

U.S. Treasury / Federal Agency Securities (6.9%) (2)
	U.S. Treasury Note:
10,000,000	2.00%, 2/28/10		10,028,520
10,000,000	4.00%, 4/15/10		10,107,810
10,000,000	1.00%, 8/31/11		10,005,080
1,000,000	2.75%, 2/15/19		920,625
18,300,000	U.S. Treasury Strips, Zero Coupon,
	3.94% effective yield, 2/15/19		12,714,602
4,000,000	U.S. Treasury Strips, Zero Coupon,
	5.45% effective yield, 5/15/30		1,499,092

Total U.S. Treasury / Federal Agency securities			45,275,729
(cost: $45,675,715)

Collateralized Mortgage Obligations (25.8%) (2)
Federal Home Loan Mortgage Corp.:
Par ($)	Coupon	Maturity	Fair Value ($)(1)
151,451	4.00%	12/15/2032	153,145
310,224	4.00%	3/15/2034	318,080
499,315	5.50%	2/15/2034	523,383
107,577	6.00%	9/15/2021	114,235
91,341	6.50%	2/15/2030	97,763
613,540	6.50%	2/15/2032	663,716
1,063,212	6.50%	3/15/2032	1,149,334
211,229	6.50%	7/15/2032	228,940
182,384	6.70%	9/15/2023	189,036
478,577	6.95%	3/15/2028	507,440
207,592	7.00%	12/15/2020	223,616
103,362	7.00%	3/15/2021	112,632
780,209	7.00%	9/15/2021	840,432
64,104	7.00%	11/15/2022	69,853
3,145,068	7.00%	3/25/2023	3,450,729
124,478	7.00%	4/15/2023	130,335
240,718	7.00%	5/15/2023	262,308
369,708	7.00%	7/15/2023	402,866
1,080,274	7.00%	1/15/2024	1,158,241
144,578	7.00%	3/15/2024	156,085
1,796,536	7.00%	8/15/2029	1,950,738
366,712	7.00%	7/15/2031	391,850
231,113	7.50%	6/15/2017	245,850
484,571	7.50%	10/15/2021	528,031
1,161,458	7.50%	7/15/2022	1,267,078
1,455,826	7.50%	3/15/2023	1,588,215
5,372,550	7.50%	4/15/2023	5,861,116
2,114,869	7.50%	3/15/2028	2,391,784
1,191,932	7.50%	6/15/2030	1,300,323
637,077	7.50%	9/15/2030	698,196
166,840	7.50%	9/15/2030	166,749
839,665	7.50%	11/15/2030	939,116
42,735	8.00%	3/15/2021	47,088
471,389	8.00%	7/15/2021	519,411
134,608	8.00%	11/25/2022	148,321
55,714	8.00%	3/15/2023	60,833
90,028	8.00%	4/25/2024	98,300
133,870	8.00%	2/15/2027	140,003
669,862	8.00%	11/20/2029	738,104
754,165	8.00%	1/15/2030	801,860
678,458	8.30%	11/15/2020	745,922
252,922	8.50%	10/15/2022	280,190

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

816,776	8.50%	6/15/2025	895,844
344,580	8.50%	3/15/2032	381,730
16,069	9.15%	10/15/2020	17,586
787,879	9.50%	2/15/2020	858,156
185,293	10.00%	6/15/2020	205,155
			34,019,718
Federal National Mortgage Association:
Par ($)	Coupon	Maturity	Fair Value ($)(1)
470,923	3.50%	3/25/2033	470,722
743,938	3.50%	8/25/2033	749,608
27,667	4.00%	3/25/2033	28,458
108,562	5.00%	8/25/2022	112,899
123,330	5.40%	3/25/2044	125,218
832,920	5.50%	1/25/2037	842,369
122,147	6.09%	9/25/2029	119,737
200,000	6.28%	10/27/2031	208,000
1,477,663	6.47%	5/25/2032	1,469,043
145,895	6.50%	12/25/2023	159,371
833,915	6.50%	9/25/2033	868,886
611,086	6.50%	11/25/2042	661,524
550,528	6.50%	12/25/2042	595,836
632,043	6.50%	7/25/2043	684,953
1,098,069	6.50%	10/25/2043	1,189,552
1,296,587	6.51%	8/25/2037	1,390,498
368,153	6.83%	7/25/2031	349,458
52,664	6.85%	12/18/2027	57,631
75,351	7.00%	1/25/2021	83,078
125,643	7.00%	7/25/2022	138,075
125,725	7.00%	11/25/2022	137,874
35,586	7.00%	12/25/2022	39,124
40,562	7.00%	6/25/2023	44,447
1,397,168	7.00%	1/25/2038	1,398,887
1,210,541	7.00%	12/25/2041	1,344,647
1,132,426	7.00%	6/25/2042	1,246,553
91,165	7.00%	2/25/2044	100,353
361,878	7.00%	7/25/2044	401,967
627,241	7.00%	8/25/2044	690,585
298,047	7.00%	11/25/2030	308,109
3,806,715	7.12%	6/17/2040	4,027,407
967,936	7.13%	1/17/2037	967,435
1,201,817	7.15%	9/25/2028	1,280,874
1,828,554	7.27%	8/25/2028	1,869,697
1,539,283	7.50%	6/19/2030	1,727,845
108,008	7.50%	8/20/2027	117,493
1,442,752	7.50%	6/25/2032	1,626,703
1,519,881	7.50%	6/25/2032	1,713,666
2,159,883	7.50%	11/25/2040	2,435,268
1,995,620	7.50%	12/25/2041	2,250,062
1,564,002	7.50%	1/25/2042	1,763,413
2,291,787	7.50%	2/25/2042	2,568,950
1,882,658	7.50%	6/25/2042	2,122,697
2,900,529	7.50%	7/25/2042	3,270,346
4,859,041	7.50%	10/25/2042	5,478,568
3,948,709	7.50%	11/25/2043	4,452,169
433,132	7.50%	3/25/2044	486,191
4,943,173	7.50%	6/25/2044	5,573,428
6,797,036	7.50%	1/25/2048	7,663,658
27,601	7.70%	3/25/2023	30,990
281,402	7.80%	6/25/2026	292,030
134,255	8.00%	7/25/2022	147,512
143,184	8.00%	7/25/2022	156,921
100,000	8.00%	7/18/2027	110,875
303,754	8.00%	7/25/2044	345,900
15,525	8.50%	1/25/2021	17,310
12,165	8.50%	4/25/2021	12,624
176,578	8.50%	9/25/2021	194,015
69,858	8.50%	1/25/2025	77,892
5,156,212	8.50%	6/18/2027	5,749,176
1,545,663	8.50%	6/25/2030	1,698,297
611,127	8.50%	6/25/2030	681,730

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS - December 31, 2009 (Unaudited)

29,003	8.70%	12/25/2019	31,603
41,372	8.75%	9/25/2020	45,044
153,329	8.95%	10/25/2020	173,931
307,488	9.00%	7/25/2019	346,685
130,100	9.00%	12/25/2019	146,788
14,200	9.00%	3/25/2020	15,851
69,793	9.00%	5/25/2020	76,703
36,747	9.00%	6/25/2020	40,043
109,872	9.00%	6/25/2020	122,055
16,585	9.00%	7/25/2020	18,754
103,938	9.00%	9/25/2020	118,255
57,793	9.00%	10/25/2020	63,500
849,201	9.00%	1/25/2021	936,244
739,988	9.00%	11/25/2028	812,195
1,938,183	9.02%	11/25/2037	2,199,898
98,914	9.05%	12/25/2018	109,052
3,927,697	9.05%	2/25/2044	4,320,467
95,779	9.25%	1/25/2020	109,130
75,909	9.50%	12/25/2018	85,683
170,880	9.50%	3/25/2020	188,395
31,371	9.50%	4/25/2020	34,919
131,273	9.50%	11/25/2020	144,564
195,506	9.50%	11/25/2031	227,276
3,015,369	9.50%	10/25/2041	3,324,445
96,672	9.50%	12/25/2041	108,031
2,116,214	9.60%	6/25/2032	2,426,477
216,977	9.60%	3/25/2020	249,100
			93,403,692
Government National Mortgage Association:
Par ($)	Coupon	Maturity	Fair Value ($)(1)
48,253	7.00%	4/16/2026	52,263
184,923	7.50%	6/20/2026	201,161
307,315	7.50%	5/16/2027	337,374
2,914,795	8.00%	10/16/2029	3,201,720
1,045,915	8.00%	1/16/2030	1,148,873
500,557	8.00%	1/16/2030	549,830
743,263	8.00%	3/16/2030	816,428
2,397,056	8.50%	9/20/2030	2,394,925
91,057	8.50%	2/20/2032	100,533
			8,803,107
Vendee Mortgage Trust:
Par ($)	Coupon	Maturity	Fair Value ($)(1)
1,427,355	6.00%	2/15/2030	1,510,319
12,387,600	6.50%	12/15/2028	13,293,444
3,607,225	7.00%	3/15/2028	3,948,784
747,781	7.25%	9/15/2025	835,879
1,724,449	7.75%	5/15/2022	1,910,366
2,511,234	7.75%	9/15/2024	2,808,658
8,022,259	8.21%	3/15/2025	8,837,019
341,456	8.29%	12/15/2026	378,696
			33,523,165

Total collateralized mortgage obligations			169,749,682
(cost: $166,167,582)

Short-T erm Securities (8.1%) (2)
15,000,000	U.S. Treasury Bill, 3/25/10		14,998,440
10,000,000	U.S. Treasury Bill, 5/20/10		9,994,520
10,000,000	U.S. Treasury Bill, 12/16/10		9,957,710
18,392,205	Dreyfus Cash Mgmt. Fund, 0.04%		18,392,205

Total short-term securites			53,342,875
(cost: $53,348,164)

Total investments in securities
(cost: $665,777,631)			$678,072,856

Other Assets and Liabilities, Net (-2.94%)	(19,355,753)

Total Net Assets	$658,717,103

Aggregate Cost	665,777,631

Gross Unrealized Appreciation	14,508,273
Gross Unrealized Depreciation	(2,213,048)
Net Unrealized Appreciation(Depreciation)	12,295,225

Notes To Schedule of Investments:

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices
Equity Securities (includes sweep Funds and closed-end Funds)	$18,392,205
Level 2 - Other Significant Observable Inputs
Debt securities issued by the U.S. Treasury and other U.S. Govt. Agencies	$659,680,651
Level 3 - Significant Unobservable Inputs	—
Total	$678,072,856

(2) Percentage figures indicate percentage of total net assets.

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer
Date:	January 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer
Date:	January 20, 2010

By:	/s/ Roger J. Sit
Roger J. Sit
President
Date:	January 20, 2010